SCHEDULE OF CHANGES IN FAIR VALUE OF LIABILITIES (Details) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Outstanding at December 31, 2021
Initial recognition of convertible component as part of modification in note terms	201
Initial recognition of convertible component as part of convertible notes issued	103
Changes in fair value	(143)
Outstanding at December 31, 2022	$ 161